SEGMENT REPORTING - Summary of the Company's Segment Net Sales, Gross Profit and Segment Margin (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEGMENT REPORTING
Net Sales by Segment	[1]	$ 65,623	$ 115,944	$ 98,292
Net Sales by Segment (as a percent)		100.00%	100.00%	100.00%
Gross profit (loss) by Segment		$ 24,157	$ 32,268	$ 33,146
Gross profit (loss) by Segment (as a percent)		37.00%	28.00%	34.00%
Income (loss) before income taxes		$ (3,944)	$ 4,442	$ 8,244
Operating segments
SEGMENT REPORTING
Total Segment income		10,052	20,068	23,346
Operating segments | Equipment
SEGMENT REPORTING
Net Sales by Segment		$ 43,722	$ 97,680	$ 77,283
Net Sales by Segment (as a percent)		67.00%	84.00%	79.00%
Gross profit (loss) by Segment		$ 14,156	$ 25,598	$ 26,647
Gross profit (loss) by Segment (as a percent)		32.00%	26.00%	34.00%
Total Segment income		$ 51	$ 13,398	$ 16,847
Operating segments | Services
SEGMENT REPORTING
Net Sales by Segment		$ 21,901	$ 18,264	$ 21,009
Net Sales by Segment (as a percent)		33.00%	16.00%	21.00%
Gross profit (loss) by Segment		$ 10,001	$ 6,670	$ 6,499
Gross profit (loss) by Segment (as a percent)		46.00%	37.00%	31.00%
Total Segment income		$ 10,001	$ 6,670	$ 6,499
General and Corporate
SEGMENT REPORTING
General and Corporate		$ (13,996)	$ (15,626)	$ (15,102)

[1]	The revenue recognized in the years ended December 31, 2019, 2018 and 2017 that was included in deferred revenue (including current and non-current) and customer advances as of the beginning of each respective period were $2.8 million, $4.0 million and $2.7 million, respectively.